Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 3,522	$ 2,996
Restricted cash		1,200
Accrued interest receivable	1,171	670
Loans receivable, net	58,130	56,650
Real estate investments	435	660
Foreclosed assets, net	130	1,582
Premises and equipment	828	852
Other assets	618	862
Total assets	64,834	65,472
Liabilities, Redeemable Preferred Equity, and Members’ Capital
Customer interest escrow	292	766
Accounts payable and accrued expenses	609	650
Accrued interest payable	3,861	2,921
Notes payable secured, net of deferred financing costs	21,519	23,173
Notes payable unsecured, net of deferred financing costs	31,786	30,110
Total liabilities	58,067	57,667
Commitments and Contingencies (Note 10)
Redeemable Preferred Equity
Series C preferred equity	4,773	5,725
Members’ Capital
Series B preferred equity		1,900
Class A common equity	1,994	180
Members’ capital	1,994	2,080
Total liabilities, redeemable preferred equity and members’ capital	64,834	65,472
Related Party [Member]
Liabilities, Redeemable Preferred Equity, and Members’ Capital
Due to preferred equity member		$ 47